Stockholders' Equity (Details Narrative) (USD $)	12 Months Ended	1 Months Ended					12 Months Ended	1 Months Ended
	Dec. 31, 2012	Feb. 27, 2013 Chairman, Board of Directors [Member]	Feb. 20, 2013 OneDirectorsMember	Feb. 20, 2013 TwoDirectorsMember	Feb. 28, 2013 Warrant [Member]	Jan. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Sep. 30, 2013 Two warrants holder [Member]	Sep. 30, 2013 Seven warrants holders [Member]	Mar. 31, 2013 Warrants holder [Member]	Feb. 28, 2013 Warrant One [Member]	Jan. 31, 2013 Warrant One [Member]	Jan. 31, 2013 Warrant two[ Member]
Exercise warrants								20,000	35,000	10,000
Exchange of total proceeds warrants		$ 25,000	$ 50,000	$ 75,000	$ 2,500	$ 30,000		$ 2,000	$ 3,500	$ 1,000	$ 10,000	$ 7,500	$ 20,000
Sale of common stock	40,000	500,000	1,000,000	1,500,000	5,000	60,000	10,000				20,000	15,000	40,000
Director compensation expense		365,000	780,000	1,170,000
Purchase price of share		$ 0.05	$ 0.05	$ 0.05
Proceeds from sale of common stock	20,000
Exercise price	$ 0.75				$ 0.75	$ 0.75	$ 0.75				$ 0.75	$ 0.75
Shares granted							50,000
Fair value of the common stock							$ 36,450